Stock option transactions (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Balance, at December 31, 2015, per share | $ / shares	$ .075
Number of options
Granted | $	$ 6,000,000
Balance, at December 31, 2015 | $	6,000,000
Exercisable, December 31, 2015 | $	$ 600,000
Weighted Average Exercise Price
Granted, per share | $ / shares	$ .075
Balance, at December 31, 2015 | $
Balance, at December 31, 2015, per share | $ / shares	$ 0.075
Exercisable, December 31, 2015, per share | $ / shares	$ 0.075
Aggregate Intrinsic Values
Granted, per share | $ / shares
Balance, at December 31, 2015 | $